Intangible assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets other than goodwill [abstract]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 0	€ 0